Fixed assets - Internal costs capitalized as intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Labor expenses	€ 389	€ 382	€ 373
Total	€ 389	€ 382	€ 373